Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 434,000
Previously Paid Amount	0.00
Total Fee Amount	59.94
Total Offset Amount	0.00
Net Fee	59.94
Narrative - Max Aggregate Offering Price	$ 434,000
Final Prospectus	true